RIGHT-OF-USE ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RIGHT-OF-USE ASSETS
Right-of-use assets	$ 85.5	$ 90.6	$ 108.9
Depreciation	32.5	32.5	$ 30.3
Parent
RIGHT-OF-USE ASSETS
Right-of-use assets	19.1	22.8
Depreciation	$ 3.7	$ 3.4